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May 4, 2007
Via UPS and Edgar
Filing Clerk
U.S. Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	ImaRx Therapeutics, Inc. CIK No. 0001123695 Registration Statement on Form S-1 Filed on May 4, 2007
Ladies and Gentlemen:
On behalf of our client, ImaRx Therapeutics, Inc., enclosed please find an initial Registration Statement on Form S-1 filed in connection with the proposed initial public offering of the common stock of ImaRx Therapeutics, Inc.
If you have any questions, please contact me at (206) 839-4800.
Very truly yours,
DLA Piper US LLP
Heidi M. Drivdahl
heidi.drivdahl@dlapiper.com
Admitted to practice in Washington
Serving clients globally